RECONCILIATION TO FORM 5500	12 Months Ended
Dec. 31, 2025
EBP 007
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
RECONCILIATION TO FORM 5500	RECONCILIATION TO FORM 5500
The Form 5500 requires the Savings Plan Master Trust to file a separate Form 5500 as a direct filing entity, which includes the total Savings Plan Master Trust administrative expenses per Schedule C Service Provider Information. As such, the Plan does not report administrative expenses attributable to the Savings Plan Master Trust on the Plan Form 5500 filing. The Form 5500 also requires participant loans to be recorded as investments, while U.S. GAAP requires participant loans to be recorded as notes receivable from participants.

The following is a reconciliation of the Plan’s share of net investment income in the Savings Plan Master Trust per the financial statements to the Form 5500 for the year ended December 31, 2025:

(Dollars in Thousands)
Plan’s share of net investment income in the Savings Plan Master Trust per the financial statements	$9,286
Less: Administrative expenses related to the Savings Plan Master Trust per the financial statements	(62)
Net investment income from Master Trust investment accounts per the Form 5500	$9,224

The following is a reconciliation of the total additions per the financial statements to the Form 5500 for the year ended December 31, 2025:

(Dollars in Thousands)
Total additions per the financial statements	$12,881
Less: Administrative expenses related to the Savings Plan Master Trust per the financial statements	(62)
Total income per the Form 5500	$12,819